Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000042234 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042234 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[1]
C000042234 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000042234 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000042234 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%	[1]
C000042234 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000042234 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.90%
C000042234 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000042234 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.70%
C000042234 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000042234 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000042234 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042234 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000042234 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000042234 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042234 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000042234 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000042234 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000042234 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000042234 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000042234 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000042234 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042236 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042236 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[2]
C000042236 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000042236 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000042236 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%	[2]
C000042236 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000042236 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.90%
C000042236 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000042236 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.70%
C000042236 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000042236 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000042236 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042236 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000042236 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000042236 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042236 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000042236 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000042236 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000042236 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000042236 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000042236 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000042236 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171408 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000171408 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[3]
C000171408 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000171408 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000171408 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%	[3]
C000171408 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000171408 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.90%
C000171408 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000171408 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.70%
C000171408 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000171408 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171408 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171408 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171408 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000171408 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171408 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000171408 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000171408 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000171408 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000171408 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171408 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171408 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042237 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042237 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[4]
C000042237 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000042237 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000042237 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%	[4]
C000042237 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000042237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.90%
C000042237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.30%
C000042237 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.70%
C000042237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000042237 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000042237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042237 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000042237 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000042237 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042237 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000042237 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000042237 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000042237 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000042237 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000042237 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000042237 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081597 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[5]
C000081597 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000081597 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%	[5]
C000081597 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000081597 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[5]
C000081597 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%
C000081597 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000081597 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081597 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081597 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000081597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000081597 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081597 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081598 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[6]
C000081598 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000081598 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%	[6]
C000081598 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[6]
C000081598 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[6]
C000081598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%
C000081598 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000081598 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081598 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081598 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000081598 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000081598 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081598 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000171409 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[7]
C000171409 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[7]
C000171409 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%	[7]
C000171409 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[7]
C000171409 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[7]
C000171409 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%
C000171409 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000171409 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171409 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171409 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000171409 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000171409 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000171409 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081600 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[8]
C000081600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000081600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%	[8]
C000081600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000081600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[8]
C000081600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%
C000081600 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000081600 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081600 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000081600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000081600 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081600 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.